Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table sets forth the computation of basic and diluted loss per share for the three months ended March 31, 2021 and 2020: (in thousands, except for share and per share amounts):

	March 31,
	2021	2020
Numerator:
Net loss	$(75,923)	$(15,581)
Deemed dividend attributable to BCF accretion	—	—
Net loss attributable to common shareholders	$(75,923)	$(15,581)
Denominator:
Weighted average common shares outstanding- Basic	332,987,523	128,668,864
Dilutive effect of potential common shares	—	—
Weighted average common shares outstanding- Diluted	332,987,523	128,668,864
Net loss per shares attributable to common shareholders- Basic and Diluted	$(0.23)	$(0.12)
The following table sets forth the computation of basic and diluted loss for the years ended December 31, 2020 and 2019 as follows: (in thousands, except for share and per share amounts):

	December 31,
	2020	2019
Numerator:
Net loss	$(362,298)	$(94,718)
Deemed dividend attributable to BCF accretion	(6,757)	(5,282)
Net loss attributable to common shareholders	$(369,055)	$(100,000)
Denominator:
Weighted average Common shares outstanding- Basic	145,096,996	118,835,912
Dilutive effect of potential common shares	—	—
Weighted average Common shares outstanding- Diluted	145,096,996	118,835,912
Net loss per shares attributable to Common shareholders- Basic and Diluted	$(2.54)	$(0.84)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table presents the potential shares of Common Stock outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	March 31,
	2021	2020
Warrants	7,166,301	5,060,907
Stock options	15,776,371	12,804,955
Restricted stock awards and restricted stock units	2,208,842	5,178,722
Series A Convertible Preferred Stock	—	94,818,151
Founders Preferred Stock	—	26,206,837
Earn-out shares	25,818,744	—
Total	50,970,258	144,069,572

The following table presents the potential shares of Common Stock outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	December 31,
	2020	2019
Warrants	24,089,255	971,626
Stock Options	16,188,071	4,988,077
Restricted Stock	1,815,891	6,273,719
Series A Convertible Preferred Stock	—	94,818,151
Founders Preferred Stock	—	26,206,837
Earn-out Shares	25,818,744	—
Total	67,911,961	133,258,410